Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities, Noncurrent [Abstract]
Non-current operating lease liabilities	$ 169	$ 160
Contingent consideration on business combinations	18	15
Other employee benefits	150	99
Deferred income from public funding	124	172
Advances received on capital grants	333	385
Advances from customers	14	12
Liabilities related to uncertain tax positions	90	24
Derivative instruments	0	3
Restructuring	13	0
Others	15	34
Total	$ 926	$ 904
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Total	Total